Morgan Stanley Special Value Fund
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2002

Dear Shareholder:

In January 2002, the U.S. equity markets' downward slide resumed, reversing the upswing registered by all the markets in the last quarter of 2001. Concerns about a weak economic recovery coupled with fallout from the Enron debacle led the market to recant some of the optimism it had registered at year-end. For the six-month period ended January 31, 2002, the Nasdaq composite index and the Standard & Poor's 500 Index (S&P 500) lost 4.4 percent and 6.01 percent, respectively, while the Russell 2000 Index returned a positive 0.35 percent for the period.

Small caps outperformed large caps during the period, continuing a trend that began in April 1999. Despite the segment's resurgence over the past three years, small caps continue to have relatively attractive valuations and fundamentals. In addition, small-cap stocks outperformed large caps in January. Dating back to 1926, in years when small caps have outperformed large caps in January, they've gone on to outperform large caps over the full year 62 percent of the time. Of course, past performance cannot guarantee future results.

As the valuation gaps between small-cap growth and small-cap value have narrowed over the past two years, so too has the breadth of disparity in performance between the two groups. For the six-month period ended January 31, 2002, the small-cap value component of the Russell 2000 outperformed its small-cap growth counterpart by nearly 10 percent. While still wide, this differential paled in comparison to the 24.8 percent gap between these groups for the same six-month period one year earlier. As small-cap value was the best equity fund category in 2001 and one of few that registered positive returns, we expect an even greater convergence in performance between value and growth in the ensuing period.


Performance and Portfolio Strategy

For the six-month period ended January 31, 2002, Morgan Stanley Special Value Fund's Class B shares posted a total return of 0.83 percent compared to 0.35 percent for the Russell 2000 Index.* For the same period, the Fund's Class A, C and D shares posted total returns of 1.17 percent, 0.82 percent and 1.30 percent, respectively. These total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The performance of the Fund's four share classes varies because each has different expenses.

The Fund's outperformance relative to the Russell 2000 during the period was primarily due to individual stock selection. The most significant differential was shown by our holdings in health care, technology and insurance, including DRS Technologies, Sensormatic Electronics, Orthofix, Varian and Renaissance Re.


--------------
* The Russell 2000 Index is a capitalization-weighted index that comprises the 2000 smallest stocks included in the Russell 3000 Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Special Value Fund
LETTER TO THE SHAREHOLDERS o JANUARY 31, 2002 continued

The Fund continues to follow a bottom-up, value-oriented investment strategy that focuses on stock selection rather than sector selection. We look for companies that we believe to be underpriced, meaning that they are selling at low values relative to earnings, free cash flow, book value and/or asset value. However, beyond merely investing in attractively priced companies, the portfolio manager seeks to identify catalysts that may lead to better market valuations for these companies.

Over the last year we have been focusing the Fund's investments in small companies that are proactively managing recessionary conditions and simultaneously investing for the future. As a consequence, our largest holdings are companies that have healthy balance sheets and consequently have been able to take advantage of economic weakness to invest ahead of a turn in the economy.


Looking Ahead

Given the current economic uncertainty and a market environment that seems to favor stock selection rather than momentum strategies, we believe that small-cap value stocks may continue to perform well. Should a recovery materialize in the near future, we would expect growth stocks to regain momentum. Most importantly, although we cannot guarantee future results, we believe that the Fund's intense fundamental research, as well as our strict adherence to our buy/sell valuation criteria, should contribute positively to the Fund's performance over the long term.

We appreciate your ongoing support of Morgan Stanley Special Value Fund and look forward to continuing to serve your investment needs.


Very truly yours,


/s/ C. Fiumefreddo                        /s/ Mitchell M. Merin

Charles A. Fiumefreddo                    Mitchell M. Merin
Chairman of the Board                     President

Morgan Stanley Special Value Fund
FUND PERFORMANCE o JANUARY 31, 2002

                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

                       CLASS A SHARES*
--------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                              13.24%(1)        7.30%(2)
Since Inception (7/28/97)           10.75%(1)        9.44%(2)


                       CLASS C SHARES+
---------------------------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                              12.43%(1)        11.43%(2)
Since Inception (7/28/97)            9.96%(1)         9.96%(2)


                       CLASS B SHARES**
---------------------------------------------------------------
PERIOD ENDED 1/31/02
----------------------------
1 Year                               12.38%(1)        7.38%(2)
5 Years                              11.88%(1)       11.63%(2)
Since Inception (10/29/96)           12.53%(1)       12.41%(2)


              CLASS D SHARES++
-----------------------------------------------
PERIOD ENDED 1/31/02
---------------------------
1 Year                              13.49%(1)
Since Inception (7/28/97)           11.01%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.


------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*    The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED)


 NUMBER OF
   SHARES                                               VALUE
-----------                                        --------------
               Common Stocks (86.4%)
               Aerospace & Defense (1.8%)
   50,325      Alliant Techsystems, Inc.* .......   $  4,478,925
  248,900      DRS Technologies Inc.* ...........     10,503,580
                                                    ------------
                                                      14,982,505
                                                    ------------
               Apparel/Footwear Retail (0.5%)
  205,000      Men's Wearhouse, Inc. (The)*......      4,559,200
                                                    ------------
               Auto Parts: O.E.M. (1.0%)
  302,500      American Axle &
                 Manufacturing Holdings,
                 Inc.* ..........................      8,167,500
                                                    ------------
               Biotechnology (0.8%)
  781,200      Bio-Technology General
                 Corp.* .........................      6,483,960
                                                    ------------
               Building Products (0.9%)
  423,200      AZZ Inc. .........................      7,956,160
                                                    ------------
               Chemicals: Major Diversified (0.4%)
  400,000      Solutia, Inc. ....................      3,556,000
                                                    ------------
               Chemicals: Specialty (1.7%)
  305,000      Cytec Industries, Inc.* ..........      7,255,950
  214,900      Olin Corp. .......................      3,092,411
  200,000      TETRA Technologies, Inc.* ........      4,240,000
                                                    ------------
                                                      14,588,361
                                                    ------------
               Computer Peripherals (1.4%)
  450,000      Advanced Digital Information
                 Corp.* .........................      7,537,500
  624,400      Maxtor Corp.* ....................      4,121,040
                                                    ------------
                                                      11,658,540
                                                    ------------
               Containers/Packaging (0.8%)
  165,100      Intertape Polymer Group Inc.
                 (Canada)* ......................      1,684,020
  110,600      Liqui-Box Corp. ..................      5,182,716
                                                    ------------
                                                       6,866,736
                                                    ------------
               Electric Utilities (0.8%)
  163,500      Hawaiian Electric Industries,
                 Inc. ...........................      6,785,250
                                                    ------------
               Electrical Products (0.8%)
  537,600      Cable Design Technologies
                 Corp.* .........................      6,881,280
                                                    ------------

 NUMBER OF
   SHARES                                               VALUE
-----------                                        --------------
               Electronic Equipment/Instruments (1.5%)
   57,300      Coherent, Inc.* ..................   $  1,798,074
  661,000      Paxar Corp.* .....................     10,906,500
                                                    ------------
                                                      12,704,574
                                                    ------------
               Electronic Production Equipment (2.0%)
  465,600      Axcelis Technologies, Inc.* ......      6,397,344
  420,000      Mentor Graphics Corp.* ...........     10,336,200
                                                    ------------
                                                      16,733,544
                                                    ------------
               Electronics/Appliances (0.3%)
  600,000      Lo-Jack Corp.* ...................      2,916,000
                                                    ------------
               Engineering & Construction (1.6%)
  675,000      Shaw Group Inc. (The)* ...........     13,506,750
                                                    ------------
               Finance/Rental/Leasing (1.4%)
  332,300      IndyMac Bancorp, Inc.* ...........      7,775,820
  192,700      United Rentals, Inc.* ............      4,094,875
                                                    ------------
                                                      11,870,695
                                                    ------------
               Financial Publishing/Services (0.2%)
  234,300      SmartServ Online, Inc.* ..........      1,476,090
                                                    ------------
               Food Distributors (0.6%)
  600,000      Spartan Stores, Inc.* ............      4,944,000
                                                    ------------
               Food: Specialty/Candy (1.7%)
  181,900      J & J Snack Foods Corp.* .........      5,455,181
  287,900      Riviana Foods, Inc. ..............      5,709,057
  435,000      Suprema Specialties Inc.* ........      2,827,500
                                                    ------------
                                                      13,991,738
                                                    ------------
               Gas Distributors (3.5%)
  627,200      AGL Resources, Inc. ..............     13,346,816
  615,200      WGL Holdings Inc. ................     16,161,304
                                                    ------------
                                                      29,508,120
                                                    ------------
               Hotels/Resorts/Cruiselines (0.2%)
  189,700      Prime Hospitality Corp.* .........      2,058,245
                                                    ------------
               Industrial Machinery (1.2%)
  403,500      CIRCOR International, Inc. .......      7,202,475
  152,900      Denison International PLC
                 (ADR) (United Kingdom)* ........      2,614,590
                                                    ------------
                                                       9,817,065
                                                    ------------
               Information Technology Services (0.8%)
  582,600      RSA Security, Inc.* ..............      6,530,946
                                                    ------------

               See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED


 NUMBER OF
   SHARES                                                VALUE
-----------                                           ------------
               Insurance Brokers/Services (0.9%)
  229,400      Corvel Corp.* ......................   $  7,340,800
                                                      ------------
               Internet Retail (1.1%)
  410,000      1-800-Flowers.com, Inc.
                 (Class A)* .......................      5,350,500
  457,700      dElia*s Corp. (Class A)* ...........      3,592,945
                                                      ------------
                                                         8,943,445
                                                      ------------
               Internet Software/Services (3.0%)
  782,400      Braun Consulting, Inc.* ............      2,370,672
1,155,300      KPMG Consulting, Inc.* .............     19,177,980
  573,700      Packeteer, Inc.* ...................      3,992,952
                                                      ------------
                                                        25,541,604
                                                      ------------
               Investment Banks/Brokers (1.4%)
  600,000      E*TRADE Group, Inc.* ...............      5,382,000
  213,590      Van Der Moolen Holding
                 (ADR)* ...........................      6,281,682
                                                      ------------
                                                        11,663,682
                                                      ------------
               Life/Health Insurance (3.5%)
1,027,500      Reinsurance Group of
                 America, Inc. ....................     29,407,050
                                                      ------------
               Major Telecommunications (0.5%)
  390,000      NTelos Inc.* .......................      3,814,200
                                                      ------------
               Marine Shipping (0.5%)
  236,400      UTI Worldwide Inc.* ................      4,132,272
                                                      ------------
               Medical Specialties (2.5%)
  335,000      Orthofix International N.V.* .......     11,390,134
  488,300      Sybron Dental Specialties,
                 Inc.* ............................      9,512,084
                                                      ------------
                                                        20,902,218
                                                      ------------
               Medical/Nursing Services (1.7%)
  572,600      Apria Healthcare Group, Inc.*.......     14,028,700
                                                      ------------
               Miscellaneous Commercial Services (2.3%)
  495,200      GP Strategies Corp.* ...............      1,995,656
  179,900      MAXIMUS, Inc.* .....................      6,359,465
  281,000      Navigant International, Inc.* ......      3,689,530
  424,400      Wackenhut Corrections
                 Corp.* ...........................      7,066,260
                                                      ------------
                                                        19,110,911
                                                      ------------

 NUMBER OF
   SHARES                                                VALUE
-----------                                           ------------
               Miscellaneous Manufacturing (2.5%)
  179,400      Ametek, Inc. .......................   $  5,416,086
  257,200      Osmonics, Inc.* ....................      3,202,140
  347,700      Varian, Inc.* ......................     12,239,040
                                                      ------------
                                                        20,857,266
                                                      ------------
               Oil & Gas Production (4.3%)
  320,000      Cabot Oil & Gas Corp.
                 (Class A) ........................      6,416,000
  498,800      Hurricane Hydrocarbons Ltd.
                 (Class A) (Canada)* ..............      4,289,680
  405,000      St. Mary Land & Exploration
                 Co. ..............................      8,363,250
  500,000      Stone Energy Corp.* ................     17,230,000
                                                      ------------
                                                        36,298,930
                                                      ------------
               Oilfield Services/Equipment (0.6%)
  520,000      Superior Energy Services, Inc.*           4,784,000
                                                      ------------
               Other Consumer Services (2.4%)
  400,000      Ambassadors International, Inc.*          8,320,000
  307,300      Chemed Corp. .......................     11,723,495
                                                      ------------
                                                        20,043,495
                                                      ------------
               Personnel Services (0.3%)
  281,100      HotJobs.com, Ltd.* .................      2,898,141
                                                      ------------
               Pharmaceuticals: Generic Drugs (2.1%)
  673,900      Alpharma Inc. (Class A) ............     17,352,925
                                                      ------------
               Precious Metals (0.6%)
  413,700      Apex Silver Mines Ltd.* ............      4,956,126
                                                      ------------
               Property - Casualty Insurers (4.0%)
  350,000      IPC Holdings. Ltd. .................     10,059,000
  243,800      RenaissanceRe Holdings, Ltd.
                 (Bermuda) ........................     23,709,550
                                                      ------------
                                                        33,768,550
                                                      ------------
               Real Estate Development (2.1%)
  525,000      LNR Property Corp. .................     17,655,750
                                                      ------------
               Real Estate Investment Trusts (4.3%)
  184,700      Alexandria Real Estate
                 Equities, Inc. ...................      7,471,115
  454,300      Mid-Atlantic Realty Trust ..........      6,678,210

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED


  NUMBER OF
   SHARES                                               VALUE
 -----------                                        ------------
    472,100    Parkway Properties, Inc. .........   $ 15,390,460
    434,700    U.S. Restaurant Properties .......      6,303,150
                                                    ------------
                                                      35,842,935
                                                    ------------
               Recreational Products (0.4%)
    350,000    Topps Co., Inc. (The)* ...........      3,388,000
                                                    ------------
               Regional Banks (3.0%)
    451,920    Commerce Bancshares, Inc. ........     17,846,321
    244,160    Independent Bank Corp. -
                 Michigan .......................      7,312,592
                                                    ------------
                                                      25,158,913
                                                    ------------
               Restaurants (3.0%)
    250,000    AFC Enterprises, Inc.* ...........      7,532,500
    150,000    CBRL Group, Inc. .................      4,590,000
    450,800    IHOP Corp.* ......................     12,960,500
                                                    ------------
                                                      25,083,000
                                                    ------------
               Savings Banks (2.2%)
    424,300    First Niagara Financial Group,
                 Inc. ...........................      7,870,765
    346,400    MAF Bancorp, Inc. ................     10,582,520
                                                    ------------
                                                      18,453,285
                                                    ------------
               Semiconductors (1.6%)
    159,500    Exar Corp.* ......................      3,748,250
    770,600    Integrated Silicon Solution, Inc.*      9,709,560
                                                    ------------
                                                      13,457,810
                                                    ------------
               Specialty Stores (0.6%)
    250,000    Claire's Stores, Inc. ............      4,685,000
                                                    ------------
               Specialty Telecommunications (1.3%)
    472,300    Asia Satellite
                 Telecommunications
                 Holdings Ltd. (ADR)
                 (Hong Kong) ....................      8,099,945
     88,300    D & E Communications Inc. ........      1,632,667
    100,000    Hickory Tech Corp. ...............      1,478,000
                                                    ------------
                                                      11,210,612
                                                    ------------
               Steel (1.7%)
    236,200    Quanex Corp. .....................      6,920,660
    283,400    Reliance Steel & Aluminum Co.           7,368,400
                                                    ------------
                                                      14,289,060
                                                    ------------


  NUMBER OF
   SHARES                                               VALUE
 -----------                                        ------------
               Telecommunication Equipment (0.5%)
    775,000    Peco II, Inc. * ..................   $  3,813,000
                                                    ------------
               Textiles (1.3%)
    460,000    Albany International Corp.
                 (Class A) ......................     10,621,400
                                                    ------------
               Trucks/Construction/Farm Machinery (1.3%)
    375,000    AGCO Corp.* ......................      5,628,750
    302,600    Terex Corp.* .....................      5,068,550
                                                    ------------
                                                      10,697,300
                                                    ------------
               Water Utilities (0.8%)
    187,500    American States Water Co. ........      6,787,500
                                                    ------------
               Wholesale Distributors (2.2%)
    516,500    School Specialty, Inc.* ..........     12,587,105
    528,400    TBC Corp.* .......................      6,240,404
                                                    ------------
                                                      18,827,509
                                                    ------------
               Total Common Stocks
               (Cost $652,380,619)...............    724,358,648
                                                    ------------


  PRINCIPAL
  AMOUNT IN
  THOUSANDS
------------
               Corporate Bonds (0.8%)
               Major Telecommunications (0.4%)
$   3,600      Alaska Communications
                 Systems 9.375% due
                 05/15/09 ................      3,510,000
                                             ------------
               Oil & Gas Production (0.4%)
    3,300      Hurricane Hydrocarbons Ltd.
                 (Canada) 12.00% due
                 08/04/06 ................      3,267,000
                                             ------------
               Total Corporate Bonds
               (Cost $6,230,199)..........      6,777,000
                                             ------------
               Convertible Bonds (0.3%)
               Apparel/Footwear Retail (0.3%)
    2,800      Charming Shoppes, Inc.
                 7.50% due 07/15/06 (Cost
                 $2,670,151)..............      2,716,000
                                             ------------


                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
PORTFOLIO OF INVESTMENTS o JANUARY 31, 2002 (UNAUDITED) CONTINUED


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                          VALUE
-----------                                    ---------------
              Short-Term Investments (13.0%)
              U.S. Government Agency (a) (3.0%)
$  25,000     Federal Home Loan Mortgage
                 Corp.
                 1.60% due 02/05/02
                 (Cost $24,995,555).........   $ 24,995,555
                                               ------------
              Repurchase Agreements (10.0%)
      219     The Bank of New York
                1.6875% due 02/01/02
                (dated 01/31/02;
                proceeds $218,612) (b)
                (Cost $218,602).............        218,602
                                                ------------
   83,821     Joint repurchase agreement
                account
                1.91% due 02/01/02
                (date 01/31/02; proceeds
                $83,825,447) (c)
                (Cost $83,821,000) .........     83,821,000
                                               ------------
              Total Repurchase
              Agreements ...................     84,039,602
                                               ------------
              Total Short-Term Investments
              (Cost $109,035,157)...........    109,035,157
                                               ------------
Total Investments
(Cost $770,316,126) (d).........   100.5%       842,886,805
Liabilities in Excess of Other
Assets .........................    (0.5)        (4,882,328)
                                   -----        -----------
Net Assets .....................   100.0%      $838,004,477
                                   =====       ============

---------------------------
ADR  American Depository Receipt.
*    Non-income producing security.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) Collateralized by $220,203 Federal Home Loan Mortgage Corp. 5.129% due 01/01/32 valued at $222,974.
(c)  Collateralized by federal agency and U.S. Treasury obligations.
(d) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $100,171,045 and the aggregate gross unrealized depreciation is $27,600,366, resulting in net unrealized depreciation of $72,570,679.


                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
January 31, 2002 (unaudited)



Assets:
Investments in securities, at value
 (cost $770,316,126)...............................................    $842,886,805
Receivable for:
  Shares of beneficial interest sold ..............................       7,554,143
  Investments sold ................................................       2,007,349
  Interest ........................................................         282,928
  Dividends .......................................................         249,980
Prepaid expenses and other assets .................................         207,727
                                                                       ------------
  Total Assets ....................................................     853,188,932
                                                                       ------------
Liabilities:
Payable for:
  Investments purchased ...........................................      12,985,824
  Shares of beneficial interest repurchased .......................         966,293
  Distribution fee ................................................         596,913
  Investment management fee .......................................         510,432
Accrued expenses and other payables ...............................         124,993
                                                                       ------------
  Total Liabilities ...............................................      15,184,455
                                                                       ------------
  Net Assets ......................................................    $838,004,477
                                                                       ============
Composition of Net Assets:
Paid-in-capital ...................................................    $753,680,624
Net unrealized appreciation .......................................      72,570,679
Accumulated net investment loss ...................................      (1,271,249)
Accumulated undistributed net realized gain .......................      13,024,423
                                                                       ------------
  Net Assets ......................................................    $838,004,477
                                                                       ============
Class A Shares:
Net Assets ........................................................    $ 44,461,687
Shares Outstanding (unlimited authorized, $.01 par value)..........       2,869,553
  Net Asset Value Per Share .......................................    $      15.49
                                                                       ============
  Maximum Offering Price Per Share,
  (net asset value plus 5.54% of net asset value) .................    $      16.35
                                                                       ============
Class B Shares:
Net Assets ........................................................    $667,857,526
Shares Outstanding (unlimited authorized, $.01 par value) .........      44,530,568
  Net Asset Value Per Share .......................................    $      15.00
                                                                       ============
Class C Shares:
Net Assets ........................................................    $ 42,982,841
Shares Outstanding (unlimited authorized, $.01 par value)..........       2,866,988
  Net Asset Value Per Share .......................................    $      14.99
                                                                       ============
Class D Shares:
Net Assets ........................................................    $ 82,702,423
Shares Outstanding (unlimited authorized, $.01 par value) .........       5,284,089
  Net Asset Value Per Share .......................................    $      15.65
                                                                       ============


                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended January 31, 2002 (unaudited)



Net Investment Loss:
Income:
Dividends .....................................    $  3,198,571
Interest ......................................       1,571,177
                                                   ------------
  Total Income ................................       4,769,748
                                                   ------------
Expenses
Distribution fee (Class A shares) .............          40,659
Distribution fee (Class B shares) .............       2,876,466
Distribution fee (Class C shares) .............         158,020
Investment management fee .....................       2,565,297
Transfer agent fees and expenses ..............         364,659
Registration fees .............................         123,644
Custodian fees ................................          30,973
Shareholder reports and notices ...............          30,058
Professional fees .............................          28,435
Organizational expenses .......................           8,771
Trustees' fees and expenses ...................           6,115
Other .........................................           4,796
                                                   ------------
  Total Expenses ..............................       6,237,893
                                                   ------------
  Net Investment Loss .........................      (1,468,145)
                                                   ------------
Net Realized and Unrealized Gain (Loss):
Net realized gain .............................      14,718,310
Net change in unrealized appreciation .........      (3,537,478)
                                                   ------------
  Net Gain ....................................      11,180,832
                                                   ------------
Net Increase ..................................    $  9,712,687
                                                   ============


                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets




                                                                                      FOR THE SIX     FOR THE YEAR
                                                                                     MONTHS ENDED         ENDED
                                                                                   JANUARY 31, 2002   JULY 31, 2001
                                                                                  ------------------ --------------
                                                                                     (unaudited  )
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss) ....................................................   $  (1,468,145)    $    461,581
Net realized gain ...............................................................      14,718,310       19,528,600
Net change in unrealized appreciation ...........................................      (3,537,478)      61,286,417
                                                                                    -------------     ------------
  Net Increase ..................................................................       9,712,687       81,276,598
                                                                                    -------------     ------------
Dividends and Distributions to Shareholders from:
Net Investment Income
  Class A shares ................................................................        (134,720)               -
  Class C shares ................................................................         (66,860)               -
  Class D shares ................................................................        (257,346)               -
Net realized gain*
  Class A shares ................................................................        (720,949)               -
  Class B shares ................................................................     (12,201,551)               -
  Class C shares ................................................................        (720,318)               -
  Class D shares ................................................................      (1,150,176)               -
                                                                                    -------------     ------------
  Total Dividends and Distributions .............................................     (15,251,920)               -
                                                                                    -------------     ------------
Net increase from transactions in shares of beneficial interest .................     297,563,852      248,371,716
                                                                                    -------------     ------------
  Net Increase ..................................................................     292,024,619      329,648,314
Net Assets:
Beginning of period .............................................................     545,979,858      216,331,544
                                                                                    -------------     ------------
End of Period
(Including an accumulated net investment loss of $1,271,249 and undistributed net
investment income of $602,032, respectively).....................................   $ 838,004,477     $545,979,858
                                                                                    =============     ============

------------
* Includes Short-Term Gains of:

  Class A shares ................................................................      $  150,369                -
  Class B shares ................................................................       2,544,892                -
  Class C shares ................................................................         150,237                -
  Class D shares ................................................................         239,894                -
                                                                                    -------------     ------------
   Total Short-Term Gains .......................................................      $3,085,392                -
                                                                                    =============     ============

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Special Value Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in domestic equity securities of small capitalization companies. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service may utilize a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service;

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) continued

and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Joint Repurchase Agreement Account - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, or U.S. Treasury or federal agency obligations.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Status - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

Morgan Stanley Special Value Fund
Notes to Financial Statements o January 31, 2002 (unaudited) continued

G. Organizational Expenses - The Investment Manager paid the organizational expenses of the Fund in the amount of $179,229 which was reimbursed for the full amount thereof. Such expenses were deferred and fully amortized as of October 28, 2001.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets exceeding $500 million.


3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $20,319,628 at January 31, 2002.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2002, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2002, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) continued

and Class C shares of approximately $1,962 , $522,867 and $7,427, respectively and received approximately $234,180 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.


4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2002 aggregated $447,856,154 and $190,286,395, respectively.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $45,729 with Morgan Stanley DW Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the six months ended January 31, 2002, the Fund incurred brokerage commissions of $18,600 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent.


5. Federal Income Tax Status

As of July 31, 2001, the Fund had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Special Value Fund
NOTES TO FINANCIAL STATEMENTS o JANUARY 31, 2002 (UNAUDITED) continued

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:





                                                                   FOR THE SIX                         FOR THE YEAR
                                                                  MONTHS ENDED                            ENDED
                                                                JANUARY 31, 2002                      JULY 31, 2001
                                                        ---------------------------------   ----------------------------------
                                                                   (unaudited)
                                                            SHARES            AMOUNT             SHARES            AMOUNT
                                                        --------------   ----------------   ---------------   ----------------
CLASS A SHARES
Sold ................................................      1,854,522      $  28,075,496         4,155,748      $   60,045,304
Reinvestment of dividends and distributions .........         53,827            821,937                 -                   -
Redeemed ............................................       (540,849)        (7,963,355)       (3,256,187)        (46,389,687)
                                                           ---------      -------------        ----------      --------------
Net increase - Class A ..............................      1,367,500         20,934,078           899,561          13,655,617
                                                           ---------      -------------        ----------      --------------
CLASS B SHARES
Sold ................................................     19,312,216        286,590,620        24,267,929         338,706,322
Reinvestment of dividends and distributions .........        740,427         10,958,318                 -                   -
Redeemed ............................................     (6,789,654)       (98,613,050)      (10,593,676)       (140,916,923)
                                                          ----------      -------------       -----------      --------------
Net increase - Class B ..............................     13,262,989        198,935,888        13,674,253         197,789,399
                                                          ----------      -------------       -----------      --------------
CLASS C SHARES
Sold ................................................      1,748,604         25,895,505         1,277,494          17,933,565
Reinvestment of dividends and distributions .........         49,650            734,317                 -                   -
Redeemed ............................................       (331,328)        (4,799,058)         (303,178)         (4,242,021)
                                                          ----------      -------------       -----------      --------------
Net increase - Class C ..............................      1,466,926         21,830,764           974,316          13,691,544
                                                          ----------      -------------       -----------      --------------
CLASS D SHARES
Sold ................................................      4,077,187         62,868,505         1,617,612          24,559,018
Reinvestment of dividends and distributions .........         71,728          1,106,053                 -                   -
Redeemed ............................................       (548,835)        (8,111,436)          (91,555)         (1,323,862)
                                                          ----------      -------------       -----------      --------------
Net increase - Class D ..............................      3,600,080         55,863,122         1,526,057          23,235,156
                                                          ----------      -------------       -----------      --------------
Net increase in Fund ................................     19,697,495      $ 297,563,852        17,074,187      $  248,371,716
                                                          ==========      =============       ===========      ==============

Morgan Stanley Special Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:



                                                     FOR THE SIX
                                                    MONTHS ENDED
                                                  JANUARY 31, 2002
                                              ------------------------
                                                     (unaudited)
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ........      $  15.67
                                                   -----------
Income from investment operations:
 Net investment income ......................          0.02
 Net realized and unrealized gain ...........          0.16
                                                   -----------
Total income from investment operations .....          0.18
                                                   -----------
Less dividends and distributions from:
 Net investment income ......................         (0.06)
 Net realized gain ..........................         (0.30)
                                                   -----------
Total dividends and distributions ...........         (0.36)
                                                   -----------
Net asset value, end of period ..............      $  15.49
                                                   ===========
Total Return+ ...............................          1.17%(1)
Ratios to Average Net Assets:
Expenses ....................................          1.17%(2)(3)
Net investment income .......................          0.21% (2)(3)
Supplemental Data:
Net assets, end of period, in thousands .....      $ 44,462
Portfolio turnover rate .....................            32%(1)



                                                                                                                    FOR THE PERIOD
                                                                  FOR THE YEAR ENDED JULY 31,                       JULY 28, 1997*
                                              -------------------------------------------------------------------       THROUGH
                                                    2001                2000               1999           1998       JULY 31, 1997
                                              ---------------- --------------------- ---------------- ----------- ------------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of period ........    $   11.79          $ 10.89             $   11.68      $ 12.21       $ 12.10
                                                 ---------          -------             ---------      -------       -------
Income from investment operations:
 Net investment income ......................         0.13            0.08                   0.06         0.03             -
 Net realized and unrealized gain ...........         3.75            0.83                   0.38         0.32          0.11
                                                 ---------          -------             ---------      -------       --------
Total income from investment operations .....         3.88            0.91                   0.44         0.35          0.11
                                                 ---------          -------             ---------      -------       --------
Less dividends and distributions from:
 Net investment income ......................            -                -                    -             -             -
 Net realized gain ..........................            -            (0.01)               (1.23)        (0.88)            -
                                                 ---------          --------            ---------      --------      --------
Total dividends and distributions ...........            -            (0.01)               (1.23)        (0.88)            -
                                                 ---------          --------            ---------      --------      --------
Net asset value, end of period ..............    $   15.67          $ 11.79             $   10.89      $ 11.68       $ 12.21
                                                 =========          ========            =========      ========      ========
Total Return+ ...............................        32.91%            8.32%                 4.94%        2.79%         0.91%(1)
Ratios to Average Net Assets:
Expenses ....................................         1.18%(3)         1.23%(3)              1.22%(3)     1.20%         1.20%(2)
Net investment income .......................         0.87%(3)         0.75%(3)              0.59%(3)     0.25%         2.27%(2)
Supplemental Data:
Net assets, end of period, in thousands .....    $  23,532          $ 7,105             $   6,689      $ 7,265       $    10
Portfolio turnover rate .....................           85%              69%                   74%         123%           57%(1)

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Highlights continued

                                              FOR THE SIX
                                             MONTHS ENDED
                                           JANUARY 31, 2002
                                       ------------------------
                                              (unaudited)
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of
 period ..............................           $    15.18
                                                 ----------
Income (loss) from investment
 operations:
 Net investment income (loss) ........               (0.04)
 Net realized and unrealized
  gain ...............................                0.16
                                                 ----------
Total income from investment
 operations ..........................                0.12
                                                 ----------
Less dividends and distributions
 from:
 Net investment income ...............                   -
 Net realized gain ...................               (0.30)
                                                 ----------
Total dividends and distributions.....               (0.30)
                                                 ----------
Net asset value, end of period .......           $    15.00
                                                 ==========
Total Return+ ........................                 0.83%(1)
Ratios to Average Net Assets:
Expenses .............................                1.92%(2)(3)
Net investment income (loss) .........               (0.54)%(2)(3)
Supplemental Data:
Net assets, end of period, in
 thousands ...........................            $667,858
Portfolio turnover rate ..............                  32%(1)
                                                                                                                 FOR THE PERIOD
                                                             FOR THE YEAR ENDED JULY 31,                        OCTOBER 29, 1996*
                                       -----------------------------------------------------------------------       THROUGH
                                              2001              2000               1999              1998        JULY 31, 1997**
                                       ----------------- ------------------ ------------------ --------------- ------------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of
 period ..............................     $  11.51             $    10.71         $   11.59       $    12.21        $    10.00
                                           ----------           ----------         ----------       ----------        ----------
Income (loss) from investment
 operations:
 Net investment income (loss) ........         0.01                     -              (0.02)           (0.05)                -
 Net realized and unrealized
  gain ...............................         3.66                  0.81               0.37             0.31              2.24
                                           ----------           ----------         ----------       ----------        ----------
Total income from investment
 operations ..........................         3.67                  0.81               0.35             0.26              2.24
                                           ----------           ----------         ----------       ----------        ----------
Less dividends and distributions
 from:
 Net investment income ...............            -                     -                  -                -             (0.01)
 Net realized gain ...................            -                 (0.01)             (1.23)           (0.88)            (0.02)
                                           ----------           ----------         ----------       ----------        ----------
Total dividends and distributions.....            -                 (0.01)             (1.23)           (0.88)            (0.03)
                                           ----------           ----------         ----------       ----------        ----------
Net asset value, end of period .......     $  15.18             $    11.51         $    10.71       $   11.59        $    12.21
                                           ==========           ==========         ==========       ==========        ==========
Total Return+ ........................        31.89%                 7.53%              4.14%            2.02%            22.41%(1)
Ratios to Average Net Assets:
Expenses .............................         1.94%(3)              2.00%(3)           1.99%(3)         1.94%             2.01%(2)
Net investment income (loss) .........         0.11%(3)             (0.02)%(3)         (0.18)%(3)       (0.36)%           (0.03)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands ...........................     $474,538              $202,446           $269,916         $372,933          $280,288
Portfolio turnover rate ..............           85%                   69%                74 %            123%               57%(1)

------------
*    Commencement of operations.
** Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued



                                                     FOR THE SIX
                                                    MONTHS ENDED
                                                  JANUARY 31, 2002
                                              ------------------------
                                                     (unaudited)
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ........           $ 15.20
                                                        --------
Income (loss) from investment operations:
 Net investment income (loss) ...............             (0.04)
 Net realized and unrealized gain ...........              0.16
                                                        --------
Total income from investment operations .....              0.12
                                                        --------
Less dividends and distributions from:
 Net investment income ......................             (0.03)
 Net realized gain ..........................             (0.30)
                                                        --------
Total dividends and distributions ...........             (0.33)
                                                        --------
Net asset value, end of period ..............           $ 14.99
                                                        ========
Total Return+ ...............................              0.82%(1)
Ratios to Average Net Assets:
Expenses ....................................              1.92%(2)(3)
Net investment income (loss) ................             (0.54)%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands .....           $42,983
Portfolio turnover rate .....................                32%(1)



                                                                                                                FOR THE PERIOD
                                                                FOR THE YEAR ENDED JULY 31,                     JULY 28, 1997*
                                              ----------------------------------------------------------------     THROUGH
                                                    2001             2000              1999            1998     JULY 31, 1997
                                              ---------------- ---------------- ------------------ ----------- ---------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of period ........      $11.52         $   10.72          $11.59        $ 12.21       $   12.10
                                                   -------        ---------          -------        -------      ---------
Income (loss) from investment operations:
 Net investment income (loss) ...............        0.03                 -           (0.01)         (0.06)              -
 Net realized and unrealized gain ...........        3.65              0.81            0.37           0.32            0.11
                                                   -------        ---------          -------        -------      ---------
Total income from investment operations .....        3.68              0.81            0.36           0.26            0.11
                                                   -------        ---------          -------        -------      ---------
Less dividends and distributions from:
 Net investment income ......................            -                -              -              -                -
 Net realized gain ..........................            -            (0.01)          (1.23)         (0.88)              -
                                                   -------        ---------          -------        -------      ---------
Total dividends and distributions ...........            -            (0.01)          (1.23)         (0.88)              -
                                                   -------        ---------          -------        -------      ---------
Net asset value, end of period ..............      $15.20         $   11.52          $10.72        $ 11.59       $   12.21
                                                   =======        =========          =======        =======      =========
Total Return+ ...............................       31.94%             7.52%           4.24%          2.02 %          0.91%(1)
Ratios to Average Net Assets:
Expenses ....................................        1.92%(3)          1.98%(3)        1.88%(3)       1.95%           1.94%(2)
Net investment income (loss) ................        0.13%(3)          0.00%(3)       (0.07)%(3)     (0.50)%          1.49%(2)
Supplemental Data:
Net assets, end of period, in thousands .....     $21,280         $   4,905          $4,962         $4,728        $     11
Portfolio turnover rate .....................          85%               69%             74%           123%             57%(1)

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

Morgan Stanley Special Value Fund
FINANCIAL HIGHLIGHTS continued



                                                      FOR THE SIX
                                                      MONTHS ENDED
                                                    JANUARY 31, 2002
                                              ---------------------------
                                                      (unaudited)
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ........           $15.81
                                                        -------
Income from investment operations:
 Net investment income ......................             0.03
 Net realized and unrealized gain ...........             0.18
                                                        -------
Total income from investment operations .....             0.21
                                                        -------
Less dividends and distributions from:
 Net investment income ......................            (0.07)
 Net realized gain ..........................            (0.30)
                                                        --------
Total dividends and distributions ...........            (0.37)
                                                        --------
Net asset value, end of period ..............           $ 15.65
                                                        ========
Total Return+ ...............................             1.30%(1)
Ratios to Average Net Assets:
Expenses ....................................             0.92%(2)(3)
Net investment income .......................             0.46%(2)(3)
Supplemental Data:
Net assets, end of period, in thousands .....         $ 82,702
Portfolio turnover rate .....................               32%(1)



                                                                                                                   FOR THE PERIOD
                                                                  FOR THE YEAR ENDED JULY 31,                      JULY 28, 1997*
                                              -------------------------------------------------------------------     THROUGH
                                                       2001               2000             1999           1998     JULY 31, 1997
                                              --------------------- ---------------- ---------------- ----------- ---------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of period ........      $11.87              $ 10.94        $   11.71      $ 12.21      $   12.10
                                                   -------             ---------        ---------      -------      ---------
Income from investment operations:
 Net investment income ......................        0.23                 0.09             0.09         0.06              -
 Net realized and unrealized gain ...........        3.71                 0.85             0.37         0.32           0.11
                                                   -------             ---------        ---------      -------      ---------
Total income from investment operations .....        3.94                 0.94             0.46         0.38           0.11
                                                   -------             ---------        ---------      -------      ---------
Less dividends and distributions from:
 Net investment income ......................           -                    -                -             -             -
 Net realized gain ..........................           -                (0.01)           (1.23)       (0.88)            -
                                                   --------            ---------        ---------      --------     ---------
Total dividends and distributions ...........           -                (0.01)           (1.23)       (0.88)            -
                                                   --------            ---------        ---------      --------     ---------
Net asset value, end of period ..............      $15.81              $ 11.87        $   10.94      $ 11.71      $   12.21
                                                   ========            =========        =========      ========     =========
Total Return+ ...............................       33.28%                8.56%            5.11%        3.04%          0.91%(1)
Ratios to Average Net Assets:
Expenses ....................................        0.94% (3)            1.00%(3)         0.99%(3)     0.94%          0.94%(2)
Net investment income .......................        1.11%(3)             0.98%(3)         0.82%(3)     0.50%          2.53%(2)
Supplemental Data:
Net assets, end of period, in thousands .....    $ 26,629              $ 1,875        $   1,268     $  1,448     $       10
Portfolio turnover rate .....................          85%                  69%              74%         123%            57%(1)

------------
*    The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
+ Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements

                                                           [MORGAN STANLEY LOGO]

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
James F. Higgins
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Jenny Beth Jones
Vice President

Richard Glass
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020



The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of
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Morgan Stanley Distributors Inc., member NASD.                    38424RPT







Morgan Stanley
Special Value Fund









Semiannual Report
January 31, 2002